UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: JULY 31, 2016

ITEM 1.   SCHEDULE OF INVESTMENTS

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
---------------------------------------- ---------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

AUSTRALIA -- 5.3%
   CIMIC Group Ltd .......................................  3,182         70,717
   Fortescue Metals Group Ltd ............................ 16,486         55,509
   Newcrest Mining Ltd * ................................. 16,502        313,559
   Telstra Corp Ltd ......................................329,282      1,444,066
   TPG Telecom Ltd ....................................... 21,267        207,384
                                                                       ---------
Total Australia                                                        2,091,235
                                                                       ---------
AUSTRIA -- 0.0%
   Erste Group Bank AG ...................................    286          7,581
                                                                       ---------
Total Austria                                                              7,581
                                                                       ---------
BELGIUM -- 0.1%
   Ageas .................................................    786         26,452
                                                                       ---------
Total Belgium                                                             26,452
                                                                       ---------
BERMUDA -- 0.0%
   Marvell Technology Group Ltd ..........................    637          7,485
                                                                       ---------
Total Bermuda                                                              7,485
                                                                       ---------
CANADA -- 4.7%
   Bank of Montreal ......................................  2,598        166,751
   Bank of Nova Scotia ................................... 11,526        586,089
   Brookfield Asset Management Inc, Cl A .................  3,468        119,913
   Canadian Imperial Bank of Commerce ....................  4,206        319,921
   Canadian Tire Corp Ltd, Cl A ..........................    548         57,651
   Kinross Gold Corp * ................................... 17,746         91,857
   Magna International Inc ...............................  8,413        324,507
   Metro Inc, Cl A .......................................  3,345        121,765
   National Bank of Canada ...............................     38          1,303
   Power Corp of Canada ..................................     70          1,526
   Rogers Communications Inc, Cl B .......................    602         26,623

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

CANADA (continued)
   Saputo Inc ............................................  1,061         31,918
   Sun Life Financial Inc ................................    118          3,893
                                                                       ---------
Total Canada                                                           1,853,717
                                                                       ---------
DENMARK -- 2.3%
   Vestas Wind Systems A/S ............................... 12,856        897,598
                                                                       ---------
Total Denmark                                                            897,598
                                                                       ---------
FINLAND -- 2.1%
   Kone OYJ, Cl B ........................................    420         21,271
   Metso OYJ .............................................  6,376        176,895
   Neste OYJ .............................................    347         13,143
   Nokian Renkaat OYJ .................................... 11,120        413,215
   UPM-Kymmene OYJ ....................................... 10,605        218,563
                                                                       ---------
Total Finland                                                            843,087
                                                                       ---------
FRANCE -- 3.2%
   AXA SA ................................................    272          5,545
   Capgemini SA ..........................................     85          8,170
   Christian Dior SE .....................................    638        115,400
   Cie Generale des Etablissements Michelin ..............    836         85,484
   Peugeot SA * .......................................... 29,920        452,020
   Renault SA ............................................  3,569        312,300
   Technip SA ............................................    301         16,804
   Valeo SA ..............................................  5,117        262,645
                                                                       ---------
Total France                                                           1,258,368
                                                                       ---------
GERMANY -- 0.9%
   adidas AG .............................................    334         54,811
   Allianz ...............................................     11          1,578
   Deutsche Lufthansa AG .................................  3,046         36,208

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                           Shares        Value $
                                                           ------        -------

GERMANY (continued)
   Deutsche Telekom AG ...................................    479          8,155
   Deutsche Wohnen AG ....................................    382         14,300
   Hochtief AG ...........................................  1,476        193,526
   Infineon Technologies AG ..............................  1,701         28,152
                                                                       ---------
Total Germany                                                            336,730
                                                                       ---------
HONG KONG -- 3.3%
   Cheung Kong Infrastructure Holdings Ltd ............... 42,231        373,333
   China Mobile Ltd ......................................  2,440         30,076
   HKT Trust & HKT Ltd ................................... 15,964         25,221
   PCCW Ltd ..............................................592,136        431,133
   Power Assets Holdings Ltd ............................. 26,687        261,198
   Wheelock & Co Ltd ..................................... 35,639        190,826
                                                                       ---------
Total Hong Kong                                                        1,311,787
                                                                       ---------
ITALY -- 1.1%
   Luxottica Group SpA ...................................  3,271        158,786
   Mediaset SpA .......................................... 28,763         87,101
   Tenaris SA ............................................ 14,292        191,146
                                                                       ---------
Total Italy                                                              437,033
                                                                       ---------
JAPAN -- 10.7%
   Alfresa Holdings Corp .................................    300          6,639
   Bandai Namco Holdings Inc .............................    300          8,012
   Daiwa House Industry Co Ltd ...........................  2,084         58,950
   FamilyMart Co Ltd .....................................    600         35,478
   Fuji Heavy Industries Ltd .............................  1,000         39,176
   FUJIFILM Holdings Corp ................................  6,422        233,670
   Hisamitsu Pharmaceutical Co Inc .......................    568         32,256
   Hoya Corp .............................................    200          7,172
   Iida Group Holdings Co Ltd ............................    700         14,029

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

JAPAN (continued)
   KDDI Corp .............................................  3,100         95,131
   Kyowa Hakko Kirin Co Ltd ..............................    900         15,834
   Lawson Inc ............................................    100          7,718
   Medipal Holdings Corp .................................  1,400         23,114
   MEIJI Holdings Co Ltd .................................    300         31,497
   Mitsubishi UFJ Financial Group Inc ....................124,066        631,921
   Mixi Inc ..............................................  2,300         82,812
   Mizuho Financial Group Inc ............................511,139        833,403
   Nikon Corp ............................................ 16,358        233,196
   Nippon Telegraph & Telephone Corp .....................  8,839        420,970
   Nissin Foods Holdings Co Ltd ..........................    200         11,397
   Nitori Holdings Co Ltd ................................    487         60,539
   Nomura Holdings Inc ................................... 57,781        264,535
   NTT DOCOMO Inc ........................................  4,700        126,093
   Obayashi Corp .........................................  5,429         59,807
   Ono Pharmaceutical Co Ltd .............................    300         10,840
   Park24 Co Ltd .........................................    500         17,027
   Shimamura Co Ltd ......................................    200         29,351
   Shinsei Bank Ltd ...................................... 36,936         56,223
   Sumitomo Dainippon Pharma Co Ltd ......................  1,500         28,189
   Sumitomo Mitsui Financial Group Inc ................... 20,823        672,123
   Tokyo Electron Ltd ....................................    100          8,810
   Yahoo Japan Corp ......................................  1,600          7,104
   Yamazaki Baking Co Ltd ................................  1,900         52,411
                                                                       ---------
Total Japan                                                            4,215,427
                                                                       ---------
LUXEMBOURG -- 0.1%
   SES SA ADR, Cl A ......................................  2,128         46,629
                                                                       ---------
Total Luxembourg                                                          46,629
                                                                       ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

NETHERLANDS -- 1.9%
   ASML Holding NV .......................................     71          7,855
   Koninklijke Ahold Delhaize NV ......................... 28,240        674,539
   PostNL NV * ........................................... 10,757         41,332
   Wolters Kluwer NV .....................................    184          7,742
                                                                       ---------
Total Netherlands                                                        731,468
                                                                       ---------
NORWAY -- 0.8%
   Norsk Hydro ASA .......................................  2,397         10,253
   Subsea 7 SA ........................................... 30,401        325,742
                                                                       ---------
Total Norway                                                             335,995
                                                                       ---------
PORTUGAL -- 0.0%
   Galp Energia SGPS SA ..................................    580          7,919
                                                                       ---------
Total Portugal                                                             7,919
                                                                       ---------
SINGAPORE -- 0.8%
   Singapore Telecommunications Ltd ...................... 88,347        274,954
   Yangzijiang Shipbuilding Holdings Ltd ................. 74,177         48,048
                                                                       ---------
Total Singapore                                                          323,002
                                                                       ---------
SWEDEN -- 0.8%
   Alfa Laval AB .........................................    293          4,632
   Boliden AB ............................................  3,760         82,925
   Investor AB, Cl B .....................................  4,474        154,561
   Svenska Cellulosa AB SCA, Cl B ........................  1,069         31,882
   Swedish Match AB ......................................    613         22,420
   Telefonaktiebolaget LM Ericsson, Cl B .................  4,390         32,822
                                                                       ---------
Total Sweden                                                             329,242
                                                                       ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

SWITZERLAND -- 0.6%
   Givaudan SA ...........................................      3          6,183
   Swiss Life Holding AG .................................     96         22,002
   Swiss Re AG ...........................................  2,295        193,180
                                                                        --------
Total Switzerland                                                        221,365
                                                                        --------
UNITED KINGDOM -- 5.2%
   3i Group PLC .......................................... 20,404        167,148
   British Land Co PLC ++ ................................ 14,719        131,130
   Fresnillo PLC .........................................  1,477         37,867
   Kingfisher PLC ........................................ 36,951        164,989
   Land Securities Group PLC ++ ..........................  5,993         87,049
   Marks & Spencer Group PLC ............................. 16,372         69,407
   Next PLC ..............................................  1,932        128,897
   Persimmon PLC ......................................... 23,481        525,936
   Petrofac Ltd ..........................................  6,195         61,318
   Randgold Resources Ltd ................................  1,501        176,869
   Sage Group PLC ........................................  1,914         18,106
   Segro PLC ++ .......................................... 21,448        126,151
   Sky PLC ............................................... 23,320        285,006
   Taylor Wimpey PLC ..................................... 39,630         81,399
                                                                        --------
Total United Kingdom                                                   2,061,272
                                                                       ---------
UNITED STATES -- 49.7%
Consumer Discretionary -- 10.6%
   Abercrombie & Fitch Co, Cl A ..........................  5,809        120,304
   Amazon.com Inc * ......................................    478        362,711
   AutoZone Inc * ........................................     59         48,024
   Bed Bath & Beyond Inc .................................    226         10,159
   Best Buy Co Inc ....................................... 17,907        601,675
   Coach Inc .............................................  2,057         88,677

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Consumer Discretionary (continued)
   Comcast Corp, Cl A ....................................    400         26,900
   DR Horton Inc .........................................  8,824        290,133
   Expedia Inc ...........................................    923        107,668
   GameStop Corp, Cl A ...................................  9,138        282,821
   Gap Inc ...............................................  2,581         66,564
   Goodyear Tire & Rubber Co ............................. 15,442        442,722
   H&R Block Inc .........................................    659         15,678
   Hasbro Inc ............................................  2,715        220,539
   Kohl's Corp ...........................................  6,109        254,073
   Mattel Inc ............................................  6,912        230,723
   McDonald's Corp .......................................    214         25,177
   Michael Kors Holdings Ltd * ...........................    623         32,222
   Netflix Inc * .........................................    468         42,705
   O'Reilly Automotive Inc * .............................    325         94,455
   Priceline Group Inc * .................................      6          8,105
   PulteGroup Inc ........................................  7,897        167,259
   Scripps Networks Interactive Inc, Cl A ................    898         59,322
   Starbucks Corp ........................................  3,292        191,101
   Target Corp ...........................................  1,174         88,438
   TEGNA Inc ............................................. 11,924        261,135
   Viacom Inc, Cl B ......................................    810         36,831
                                                                        --------
                                                                       4,176,121
                                                                        --------
Consumer Staples -- 4.7%
   Altria Group Inc ......................................    631         42,719
   Archer-Daniels-Midland Co .............................  9,817        442,550
   Brown-Forman Corp, Cl B ...............................    410         40,258
   Clorox Co .............................................    453         59,375
   Constellation Brands Inc, Cl A ........................    210         34,572
   Dean Foods Co .........................................  8,187        151,132
   Dr Pepper Snapple Group Inc ...........................  1,516        149,341

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Consumer Staples (continued)
   Hormel Foods ..........................................  1,248         46,613
   Kroger Co .............................................  2,544         86,980
   Mondelez International Inc, Cl A ......................  2,920        128,421
   Reynolds American Inc .................................  1,926         96,415
   Tyson Foods Inc, Cl A .................................  7,591        558,698
   Walgreens Boots Alliance Inc ..........................    149         11,808
                                                                       ---------
                                                                       1,848,882
                                                                       ---------
Energy -- 1.5%
   Noble Corp PLC ........................................ 19,024        140,397
   Tesoro Corp ...........................................    141         10,737
   Valero Energy Corp ....................................  8,233        430,421
                                                                       ---------
                                                                         581,555
                                                                       ---------
Financials -- 4.1%
   Aflac Inc .............................................    945         68,305
   American International Group Inc ......................  1,262         68,703
   Assurant Inc ..........................................    690         57,277
   Bank of New York Mellon Corp ..........................    107          4,216
   BB&T Corp .............................................    269          9,918
   Capital One Financial Corp ............................  1,081         72,513
   Cincinnati Financial Corp .............................    369         27,564
   Discover Financial Services ...........................  1,439         81,793
   Fifth Third Bancorp ...................................  3,477         65,993
   Goldman Sachs Group Inc ...............................    321         50,978
   Hartford Financial Services Group Inc .................  2,526        100,661
   Huntington Bancshares Inc ............................. 10,752        102,144
   Intercontinental Exchange Inc .........................     59         15,588
   JPMorgan Chase & Co ...................................  2,736        175,022
   KeyCorp ...............................................  2,200         25,740
   Kimco Realty Corp ++ ..................................    353         11,331
   M&T Bank Corp .........................................    262         30,015

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Financials (continued)
   MetLife Inc ...........................................  2,310         98,729
   Nasdaq Inc ............................................    639         45,215
   Northern Trust Corp ...................................    361         24,400
   People's United Financial Inc .........................    215          3,259
   PNC Financial Services Group Inc ......................    195         16,117
   Principal Financial Group Inc .........................     93          4,337
   Progressive Corp ......................................  1,858         60,404
   Prudential Financial Inc ..............................    340         25,599
   Public Storage ++ .....................................    102         24,370
   Regions Financial Corp ................................  6,510         59,697
   SunTrust Banks Inc ....................................  3,050        128,984
   Torchmark Corp ........................................     58          3,588
   Travelers Co Inc ......................................    586         68,105
   US Bancorp ............................................  1,092         46,050
   Wells Fargo & Co ......................................    897         43,029
                                                                       ---------
                                                                       1,619,644
                                                                       ---------
Health Care -- 8.8%
   AbbVie Inc ............................................  2,826        187,166
   Aetna Inc .............................................  1,559        179,612
   AmerisourceBergen Corp, Cl A ..........................    187         15,931
   Amgen Inc .............................................  1,788        307,590
   Anthem Inc ............................................  3,371        442,747
   Boston Scientific Corp * ..............................    404          9,809
   Bristol-Myers Squibb Co ...............................     35          2,618
   Cardinal Health Inc ...................................    277         23,157
   Celgene Corp * ........................................     69          7,741
   Cigna Corp ............................................    269         34,690
   DENTSPLY SIRONA Inc ...................................    280         17,931
   Edwards Lifesciences Corp * ...........................  9,553      1,094,010
   Eli Lilly & Co ........................................    755         62,582

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Health Care (continued)
   Express Scripts Holding Co * ..........................     99          7,531
   Gilead Sciences Inc ...................................  8,065        640,925
   Humana Inc ............................................  1,068        184,283
   Intuitive Surgical Inc * ..............................     47         32,701
   Johnson & Johnson .....................................    203         25,422
   Laboratory Corp of America Holdings * .................     24          3,350
   Pfizer Inc ............................................  2,911        107,387
   United Therapeutics Corp * ............................     64          7,745
   UnitedHealth Group Inc ................................    498         71,314
   Waters Corp * .........................................    152         24,157
                                                                       ---------
                                                                       3,490,399
                                                                       ---------
Industrials -- 0.4%
   Boeing Co .............................................     36          4,812
   CH Robinson Worldwide Inc .............................     97          6,753
   Expeditors International of Washington Inc ............     93          4,597
   Masco Corp ............................................  2,127         77,593
   Raytheon Co ...........................................     31          4,325
   Southwest Airlines Co .................................  2,067         76,500
                                                                       ---------
                                                                         174,580
                                                                       ---------
Information Technology -- 18.1%
   Accenture PLC, Cl A ...................................    290         32,715
   Adobe Systems Inc * ...................................    118         11,547
   Apple Inc .............................................  5,005        521,571
   Applied Materials Inc .................................    161          4,233
   Avnet Inc .............................................    738         30,332
   Cisco Systems Inc ..................................... 10,235        312,474
   Citrix Systems Inc * ..................................  2,245        200,097
   Cognizant Technology Solutions Corp, Cl A * ...........  1,701         97,790
   Computer Sciences Corp ................................  2,214        105,896
   Corning Inc ........................................... 34,262        761,302

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Information Technology (continued)
   eBay Inc * ............................................ 10,760        335,282
   Electronic Arts Inc * .................................  7,080        540,346
   EMC Corp ..............................................  7,705        217,897
   First Solar Inc * .....................................  5,553        259,214
   Fiserv Inc * ..........................................    394         43,482
   FLIR Systems Inc ......................................    594         19,352
   HP Inc ................................................  8,070        113,061
   Intel Corp ............................................ 14,064        490,271
   International Business Machines Corp ..................  4,871        782,380
   Juniper Networks Inc ..................................    568         12,888
   Lam Research Corp .....................................    843         75,676
   Leidos Holdings Inc ...................................  2,404        120,224
   Linear Technology Corp ................................    134          8,039
   MasterCard Inc, Cl A ..................................    328         31,239
   Microchip Technology Inc ..............................     57          3,171
   Microsoft Corp ........................................  2,830        160,404
   Motorola Solutions Inc ................................    279         19,357
   NVIDIA Corp ........................................... 13,791        787,466
   Oracle Corp ...........................................    739         30,329
   Paychex Inc ...........................................    174         10,315
   Red Hat Inc * .........................................    120          9,035
   Texas Instruments Inc .................................    211         14,717
   Total System Services Inc .............................  3,644        185,552
   VeriSign Inc * ........................................    728         63,052
   Visa Inc, Cl A ........................................    421         32,859
   Western Union Co ...................................... 21,553        431,060
   Xerox Corp ............................................ 18,930        194,979
   Xilinx Inc ............................................  1,734         88,573
                                                                       ---------
                                                                       7,158,177
                                                                       ---------

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                           Shares        Value $
                                                           ------        -------

UNITED STATES (continued)
Materials -- 1.3%
    Dow Chemical Co ......................................    348         18,677
    LyondellBasell Industries NV, Cl A ...................  5,831        438,841
    Newmont Mining Corp ..................................    992         43,648
                                                                       ---------
                                                                        501,166
                                                                       ---------
Telecommunication Services -- 0.2%
    CenturyLink Inc ......................................  1,397         43,922
    Level 3 Communications Inc * .........................    600         30,360
    Verizon Communications Inc ...........................    146          8,090
                                                                       ---------
                                                                          82,372
                                                                      ----------
Total United States                                                   19,632,896
                                                                      ----------
    Total Investments-- 93.6%
       (Cost $34,066,365)                                             36,976,288
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $39,487,098.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY

*      NON-INCOME PRODUCING SECURITY
++     REAL ESTATE INVESTMENT TRUST

Winton Series Trust                               Winton Global Equity Portfolio
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)

For the period ended July 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Levels.

For the period ended July 31, 2016, there were no Level 2 or 3 investments.

At July 31, 2016, the tax basis cost of the Fund's investments was $34,066,365. The Fund's investments had unrealized appreciation of $3,833,339 and unrealized depreciation of $(923,416).

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

WIN-QH-001-0400

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Winton Series Trust

                                                    /s/ Michael Beattie
By (Signature and Title)                            ____________________________
                                                    Michael Beattie
                                                    President

Date: September 16, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                    /s/ Michael Beattie
By (Signature and Title)                            ____________________________
                                                    Michael Beattie
                                                    President

Date: September 16, 2016

                                                    /s/ Stephen Connors
By (Signature and Title)                            ____________________________
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO

Date: September 16, 2016